CONSOLIDATED BALANCE SHEETS [Parenthetical]	Dec. 31, 2014	Dec. 31, 2013
Common stock, shares authorized	4,000,000	4,000,000
Common stock, shares issued	1,193,248	1,186,638
Common Stock, Shares, Outstanding	1,193,078	1,181,068
Deferred compensation plan, shares issued	55,360	50,777
Treasury stock, shares	170	5,570